PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,479	$ 6,507
Less: accumulated depreciation	(4,880)	(4,185)
Total property and equipment, net	2,599	2,322
Depreciation and amortization	695	728	$ 623
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,469	1,445
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	783	709
Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,805	3,020
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,422	$ 1,333